May 2, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York File Nos.: 33-83240 and 811-8726

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of the Securities Act of 1933, please accept this letter as certification that the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 21 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 24 to the Registration Statement filed under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 30, 2014.

If you have any questions concerning this filing, please contact me at (785) 438-3321.

Sincerely,

/s/ CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary

A GUGGENHEIM PARTNERS COMPANY